Financial Instruments and Risk Management (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Cash and cash equivalents	$ 9,793,253	$ 22,437,086
Current liabilities	$ 2,643,441	1,348,987
Contractual maturities	12 years
Warrant derivative liabilities	$ 21,689,490	45,380,933
Warrants liabilities	21,689,490	45,380,933
Foreign exchange rates	$ 68,224	$ 1,463
Molo Graphite Mine construction [Member]
Statement [Line Items]
Working capital requirements, monthly	12 years